Schedule of fair values of assets acquired and liabilities assumed at the date of acquisition (Details) - USD ($) $ in Thousands	Jun. 30, 2026	May 12, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Fair value of consideration transferred:
Cash and cash equivalents	$ 2,018		$ 60	$ 199	$ 553
Accounts receivable	74,401		70,737	10,043
Prepayments and other assets	1,124		822	79
Other receivables	71,694		69,612	9,643
Total current assets	77,471		72,144	17,659
Property and equipment, net	6,346		412	439
Intangible assets	54,005		15,586	15,236
Right-of-use asset	10,104		190
Deferred tax assets	3,206		4,405	4,099
TOTAL ASSETS	156,425		92,737	37,433
Lease liability - current portion	741		55
Other payables	54,660		38,854	37,928
Total current liabilities	89,418		53,745	54,124
Lease liability	9,552		140
Deferred tax liability	7,850		2,572	2,873
Total liabilities	$ 119,491		$ 75,499	$ 77,969
Fair value of identifiable net assets		$ 16,390
Cromwell AS [Member]
Fair value of consideration transferred:
Cash paid at closing		20,939
Deferred cash payments		10,048
Fair value of Class A Ordinary Shares issued		3,940
Fair value of warrant issued		2,757
Total consideration		37,684
Cash and cash equivalents		50
Accounts receivable		62
Prepayments and other assets		814
Tax asset		652
Other receivables		1,115
Total current assets		2,693
Property and equipment, net		5,774
Intangible assets		22,300
Right-of-use asset		10,825
Other long-term assets		3,204
Deferred tax assets		264
TOTAL ASSETS		45,060
Accounts payable and accrued expenses		5,262
Lease liability - current portion		759
Other payables		1,028
Unearned revenue		968
Total current liabilities		8,017
Lease liability		10,237
Deferred tax liability		5,521
Total liabilities		23,775
Fair value of identifiable net assets		21,285
Goodwill on acquisition		$ 16,399